Commitments and Contingencies (Details) - USD ($) $ in Millions	Sep. 30, 2026	Dec. 31, 2025
Disclosure of contingent liabilities [line items]
Contractual capital and operating commitments	$ 1,922
Contractual capital and operating commitments, current	1,718
Loans and borrowings	1,136	$ 1,151
Provisions	68
PILOT Bonds, Letters Of Credit
Disclosure of contingent liabilities [line items]
Loans and borrowings	$ 133	$ 132